SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue recognition
Amount of revenue recognized	¥ 886,000,000.0
Contract liabilities:
Contract liabilities	3,260,269,000	¥ 1,101,929,000
Capitalized costs of obtaining contracts with customers	155,636,000	0
Impairment losses of capitalized costs of obtaining contracts with customers	¥ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue recognition
Period of revenue remaining performance obligation expected timing of satisfaction	12 months
Sales and marketing expenses
Contract liabilities:
Amortization of contract costs	¥ 258,500,000	0	¥ 0
Existing home transaction services
Contract liabilities:
Contract liabilities	174,472,000	209,691,000
New home transaction services
Contract liabilities:
Contract liabilities	1,119,534,000	707,163,000
Home renovation and furnishing
Contract liabilities:
Contract liabilities	1,488,294,000	285,000
Emerging and other services
Contract liabilities:
Contract liabilities	¥ 477,969,000	¥ 184,790,000